Related Party Balances and Transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Provision of services to related parties	¥ 0	¥ 631	¥ 7,731
Purchases of goods/services from related parties	14,753	16,177	20,493
Aileyou
Related Party Transaction [Line Items]
Provision of services to related parties		631	7,731
Ji'an Aoxinlian
Related Party Transaction [Line Items]
Purchases of goods/services from related parties	¥ 14,753	¥ 16,177	¥ 20,493